Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment:
Accumulated depreciation	$ (1,814)	$ (1,814)
Motor vehicles
Property, plant and equipment:
Property, plant and equipment, gross	$ 1,814	$ 1,814